Leases (Details) - Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments	Dec. 31, 2008 CAD ($)
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	$ 4,672,351
Less than 1 year [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	1,082,230
1 to 5 years [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	3,490,733
More than 5 years [Member]
Schedule of Maturity Analysis of Lease Liabilities Based on Contractual Undiscounted Payments [Line Items]
Contractual undiscounted payments	$ 99,388